Note 8 - Warrants	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Warrants Disclosure [Text Block]
Note
8
.
Warrants

In connection with convertible notes agreements with investors issued between
January 1, 2009
and
July 1, 2010,
the Company issued warrants to purchase such number of shares of Series A convertible preferred stock issued in the next round of equity financing equal to
20%
of notes payable principal amounts divided by the price per share of such preferred stock. The warrants are exercisable after closing of each preferred stock financing for five
years and expire
seven
years from the issuance date. At the issuance dates, the Company estimated the fair value of issued warrants as minimal due to the uncertainty of the Series A convertible preferred stock financing. The Company estimated the fair value of outstanding warrants at the date of closing of the Series A convertible preferred stock financing and used the Black-Scholes model with the following assumptions: expected lives equal to the remaining contractual life in a range of
3.92
to
7
years, risk-free interest rates in a range of
1.46%
to
2.66%,
expected dividend yield of zero, volatility in the range of
73.6%
to
81.5%,
and a fair value of Series A convertible preferred stock of
$0.2276
per share. As of
December 31, 2017,
the outstanding warrants had been exercised.

In connection with the Oxford Loan Agreement signed in
November 2015,
the Company issued a warrant to purchase
197,715
shares of the Company’s preferred stock at an exercise price equal to the Series A preferred stock price of
$0.2276.
The warrant is exercisable after closing and expires
ten
years from the issuance date. The Company estimated the fair value of the warrant at closing and used the Black-Scholes model with the following assumptions: expected life equal to the remaining contractual life of
10
years, risk-free interest rate of
2.07%,
expected dividend yield of zero, volatility of
68.7%,
and a fair value of Series A convertible preferred stock of
$0.20
per share. The Company recorded the fair value of the warrant of
$33,000
as a debt discount to be amortized to interest expense over the life of the Term Loan A.

In
January 2016,
in connection with the Oxford Loan Agreement signed in
November 2015,
the Company issued a warrant to purchase
131,810
shares of the Company’s preferred stock at an exercise price equal to the Series A preferred stock price of
$0.2276.
The warrant is exercisable after closing and expires
ten
years from the issuance date. The Company estimated the fair value of the warrant at closing and used the Black-Scholes model with the following assumptions: expected life equal to the remaining contractual life of
10
years, risk-free interest rate of
2.09%,
expected dividend yield of zero, volatility of
68.6%,
and a fair value of Series A convertible preferred stock of
$0.23
per share. The Company recorded the fair value of the warrant of
$22,000
as a debt discount to be amortized to interest expense over the life of the Term Loan B.

The change in fair value of the warrants issued in connection with Term Loan A and B at
March 31, 2019,
December 31, 2018
and
2017
of
$95,000,
$98,000
and (
$4,000
) respectively, were recorded to other expense (income). As of
March 31, 2019,
the warrants remained outstanding and exercisable.

The above Black-Scholes model assumptions were determined as follows:

Term
– The term represents the remaining contractual term of the warrants.

Risk-free interest rate –
The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero
coupon U.S. Treasury notes with maturities approximately equal the remaining term of the warrants.

Expected
volatility
– The expected volatility is derived from historical volatilities of several unrelated publicly listed peer companies over a period approximately equal to the remaining term of the warrants because the Company has limited information on the volatility of the preferred stock since there is currently no
trading history. When making the selections of the Company’s industry peer companies to be used in the volatility calculation, the Company considered the size and operational and economic similarities to the Company’s principal business operations.

Expected dividend yield
– The expected dividend yield is based on the Company’s history of not
paying dividends.

The warrants are classified as a liability as they are exercisable into shares that are potentially redeemable. The fair value of the warrant liability is re-measured at each balance sheet date with the change as other income recorded in the statements of operations.

The fair value of the Series A convertible preferred stock warrants outstanding at
March 31, 2019,
December 31, 2018
and
December 31, 2017
was
$234,000,
$140,000
and
$42,000
respectively, and the details of the warrants were as follows:

Issuance Date	Expiration Date	Exercise Price	Number of Shares (000's)
November, 2015	November, 2025	0.2276	198
June, 2016	January, 2026	0.2276	132
Total			330

The fair value of the Series A convertible preferred stock warrants was determined using the following assumptions:

	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Risk-free interest rate	2.28%	2.56% - 2.59%	2.27% - 2.28
Remaining contractual life (in years)	7.92 - 8.08	6.92 - 7.08	6.67 - 6.83
Dividend yield	—	—	—
Expected volatility	71.00%	76.84%	84.44%